Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of Accrued Expenses and Other Current Liabilities

As at December 31, 2022 and 2021, this account consists of:

	2022	2021
		(in million pesos)
Accrued utilities and related expenses (Notes 25 and 28)	63,731	63,105
Contract liabilities and unearned revenues (Note 5)	9,499	10,063
Accrued taxes and related expenses (Note 27)	9,445	11,464
Accrued employee benefits and other provisions (Note 28)	6,615	9,087
Accrued interests and other related costs (Note 29)	1,868	1,783
Liability from redemption of preferred shares (Notes 20 and 28)	—	7,842
Others	2,387	2,769
	93,545	106,113